Note 9 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 9 – Subsequent Events

In April 2014, the Company issued 3,400,000 shares of common stock for consulting services.

In April 2014, the Company converted a note of $60,000 into 4,000,000 shares of common stock.

Note 9 – Subsequent Events

In January 2014, the Company obtained a $100,000 loan, due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater.

In April 2014, the Company issued 3,400,000 shares of common stock for consulting services.

In April 2014, the Company converted a note of $60,000 into 4,000,000 shares of common stock.